SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements - Non-Recurring (Details) - Non-recurring - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, Fair Value	¥ 6,788
Property and equipment, Total Loss for the Year	21,845	¥ 0	¥ 0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, Fair Value	¥ 6,788